File Nos. 333-215819
811-1343

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 9
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 131
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

(Exact Name of Registrant)
Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
(Depositor’s Telephone Number)
Donald M. Carley
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and Address of Agent for Service)
Copies of Communications to:
Stephen E. Roth
Eversheds Sutherland (US) LLP
700 Sixth Street, NW Suite 700
Washington, DC 20001-3980
It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2021 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On May 1, 2021 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

April 26, 2021
VIA EDGAR TRANSMISSION
Re:	Horace Mann Life Insurance Company Horace Mann Life Insurance Company Separate Account Personal Retirement Planner Annuity (File Nos. 333-215819/811-1343)
EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment
Post-Effective Amendment No. 6 was filed pursuant to Rule 485 (a) (1) under the Securities Act of 1933 and Amendment No. 128 was filed under the Investment Company Act of 1940 (collectively, the “Amendments”) on November 6, 2020 and pursuant to Rule 485 (a) (1) would have become effective on April 23, 2021. Post-Effective Amendment No. 9 and Amendment No. 131 (collectively, the “Subsequent Amendments”) are being filed to extend the effective date to May 1, 2021.
We acknowledge that Post Effective Amendment No 8. and Amendment No. 130 were filed with an incorrect effective date (April 23, 2021) and this date should have been May 1, 2021. We apologize for this oversight. We wish to assure the Commission that we have not sold any products under this registration.
Parts A, B and C were filed in Registrant’s Post-Effective Amendment No. 4 to Form N-4 on November 6, 2020 and are incorporated by reference.
The Horace Mann Companies    1 Horace Mann Plaza    Springfield, Illinois 62715-0001
217-789-2500    www.horacemann.com

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Horace Mann Life Insurance Company Separate Account, certifies that it meets the requirements of the Securities act of 1933 Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Springfield, and State of Illinois, on this 22th day of April, 2021.
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
(Registrant)

By:	/s/ DONALD M. CARLEY
Donald M. Carley
Director, General Counsel, Corporate Secretary & Chief Compliance Officer

Horace Mann Life Insurance Company
(Depositor)

By:	/s/ MARITA ZURAITIS
Marita Zuraitis, Director, President and
Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
SIGNATURE	TITLE	DATE
/s/ MARITA ZURAITIS	Director, President and Chief Executive Officer	April 22, 2021
Marita Zuraitis
/s/ BRET A. CONKLIN	Executive Vice President and Chief Financial Officer	April 22, 2021
Bret A. Conklin
/s/ DONALD M. CARLEY	Director, General Counsel, Corporate Secretary & Chief Compliance Officer	April 22, 2021
Donald M. Carley

SIGNATURE	TITLE	DATE
/S/ MICHAEL B. WECKENBROCK	Director, Senior Vice President	April 22, 2021
Michael B. Weckenbrock